Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000005556
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%	16.68%		13.93%
Without Sales Load [Member] | C000193192
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	16.83%	16.23%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%	16.12%		12.36%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%	16.12%	13.81%
Russell 3000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	19.03%		15.45%
Russell 3000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	19.03%	17.65%